Assets Acquired (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Assets Acquired [Line Items]
Common stock units | shares	800,000
Cash consideration | $	$ 12
Tar Sands Holdings II [Member]
Assets Acquired [Line Items]
Common stock units | shares	800,000
Cash consideration | $	$ 12